Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 245,982
Operating lease liabilities, current	210,219
Operating lease liabilities, noncurrent	41,363
Total operating lease liabilities	$ 251,582